Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 289,378	$ 291,632
Deposits eligible for early redemption without penalty	24,810	27,353
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	27,945	25,651
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	330,545	322,951
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 34,411	$ 32,254